Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Company
22.
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	20,401	130,746	18,956
Short-term investments	—	—	—
Prepayments and other current assets, net	147,396	111,986	16,236
Due from subsidiaries and related parties, net	3,124,311	2,345,588	340,078
Total current assets	3,292,108	2,588,320	375,270
Non-current assets
Long-term investments	446,969	477,366	69,212
Investment in subsidiaries	897,699	474,435	68,788
Other non-current assets	2,881	—	—
Total non-current assets	1,347,549	951,801	138,000
Total assets	4,639,657	3,540,121	513,270
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	19,110	10,595	1,536
Due to subsidiaries and related parties	1,159,795	301,582	43,725
Income tax payable	11,997	13,105	1,900
Total current liabilities	1,190,902	325,282	47,161
Deferred tax liabilities	40,908	40,897	5,930
Other non-current liabilities	128,721	140,611	20,387
Total non-current liabilities	169,629	181,508	26,317
Total liabilities	1,360,531	506,790	73,478
Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 487,234,522 and 480,604,900 shares issued as of December 31, 2021 and 2022, respectively; 487,234,522 and 479,458,004 shares outstanding as of December 31, 2021 and 2022, respectively)	79	80	12
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 957,465,244 and 970,015,685 shares issued as of December 31, 2021 and 2022, respectively; 945,496,827 and 970,015,685 shares outstanding as of December 31, 2021 and 2022, respectively)	156	156	22
Additional paid-in capital	2,685,544	2,688,571	389,806
Retained earnings/(Accumulated losses)	505,085	(9,424)	(1,366)
Accumulated other comprehensive income	88,262	353,948	51,318
Total shareholders’ equity	3,279,126	3,033,331	439,792
Total liabilities and shareholders’ equity	4,639,657	3,540,121	513,270

Statements of Comprehensive income (loss)

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Research and development	(482)	(3)	—	—
General and administrative	(45,159)	(21,978)	(23,615)	(3,424)
Total operating expenses	(45,641)	(21,981)	(23,615)	(3,424)
Equity in loss of subsidiaries	(168,217)	(352,616)	(471,710)	(68,391)
Interest income (expense), net	2,325	(9)	3,211	466
Foreign exchange (losses) gains, net	(315)	71	280	41
Other income (expense), net	711,629	35,537	(25,441)	(3,689)
Income (loss) before income taxes	499,781	(338,998)	(517,275)	(74,997)
Income tax (expenses) benefits	(83,049)	(12,128)	3,800	551
Net income (loss)	416,732	(351,126)	(513,475)	(74,446)
Other comprehensive (loss) income, net of tax of nil
Unrealized losses on available-for-sale securities, net	(7,250)	—	(8,269)	(1,199)
Foreign currency translation adjustments	(167,183)	(75,078)	273,955	39,720
Other comprehensive (loss) income	(174,433)	(75,078)	265,686	38,521
Total comprehensive income (loss)	242,299	(426,204)	(247,789)	(35,925)

Statements of Cash Flows

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(2,186)	666	(26,054)	(3,777)
Net cash provided by (used in) investing activities	1,345,523	(864,999)	137,160	19,886
Net cash (used in) provided by financing activities	(1,453,285)	891,960	—	—
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(121,395)	(25,469)	(761)	(110)
Net (decrease) increase in cash and cash equivalents and restricted cash	(231,343)	2,158	110,345	15,999
Cash and cash equivalents and restricted cash at beginning of the year	249,586	18,243	20,401	2,958
Cash and cash equivalents and restricted cash at end of the year	18,243	20,401	130,746	18,957

(a) Basis of presentation

For the Company only condensed financial information, the Company records its investment in its subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in profit (loss) of subsidiaries” on the condensed statements of comprehensive income (loss). The subsidiaries VIEs and subsidiaries of VIEs did not pay any dividends to the Company for any of the years presented.

The Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.

(b) Commitments and contingencies

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.

The Staff of the Division of Enforcement of the SEC conducted an investigation relating to the Company’s disclosures for fiscal year 2015 regarding its relationship with one of its advertising business partners. The SEC investigation also relates to Rule 10b5-1 trading plans entered into by certain current and former officers and directors of the Company and sales of the Company’s ADS under those plans in 2015 and 2016. On September 21, 2022, the Company’s Chairman of the Board and Chief Executive Officer, Mr. Sheng Fu, reached a resolution with the SEC, the Company were not a party to the settlement. The SEC investigation is now closed, the Company has been informed that SEC had concluded its investigation with respect to the Company and did not intend to recommend an enforcement action.

Besides of the investigation mentioned above, there are no pending legal proceedings and litigations that would have a material adverse impact on the Company's financial positions, results of operations or cash flows as of December 31, 2022.